Shareholder Report, Line Graph (Details) - USD ($)									1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended		8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended			13 Months Ended		14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended		19 Months Ended		20 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended		26 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended		32 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended		40 Months Ended	41 Months Ended	43 Months Ended	46 Months Ended	53 Months Ended	65 Months Ended
	Jan. 31, 2025	Jan. 28, 2025	Dec. 11, 2023	Jul. 31, 2023	Jul. 10, 2023	Jan. 09, 2023	Oct. 03, 2022	Mar. 15, 2021	Jul. 31, 2023	Jan. 31, 2023	Jan. 31, 2024	Apr. 30, 2025	Jan. 31, 2023	Jul. 31, 2021	Jul. 31, 2025	Jan. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Oct. 31, 2025	Jul. 31, 2023	Jul. 31, 2026	Jan. 31, 2026	Jul. 31, 2024	Jul. 31, 2024	Jan. 31, 2024	Jan. 31, 2025	Apr. 30, 2026	Jan. 31, 2024	Jul. 31, 2022	Jul. 31, 2026	Jan. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2025	Jul. 31, 2023	Jan. 31, 2026	Jan. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jul. 31, 2024	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026
C000219258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Fund NAV
Accumulated Value								$ 10,000						$ 10,775																$ 9,531												$ 9,463										$ 10,419			$ 10,509	$ 11,019
C000225367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Fund NAV
Accumulated Value								10,000						10,322																9,784												9,879										10,297			10,504	11,049
C000238207 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Fund NAV
Accumulated Value							$ 10,000						$ 10,466								$ 10,962								$ 11,549							$ 12,039					$ 12,525						$ 12,886				$ 13,155			$ 13,427
C000239899 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Fund NAV
Accumulated Value						$ 10,000				$ 10,138								$ 10,473								$ 10,955								$ 11,342					$ 11,724						$ 12,032					$ 12,366			$ 12,637
C000242803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Fund NAV
Accumulated Value				$ 10,214												$ 10,797								$ 11,151								$ 11,496					$ 11,875						$ 12,341					$ 12,397
C000242862 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Fund NAV
Accumulated Value					$ 10,000				$ 10,011								$ 10,199								$ 10,355								$ 10,524					$ 10,692						$ 10,873					$ 10,940
C000246586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Fund NAV
Accumulated Value			$ 10,000								$ 10,248								$ 10,484								$ 10,496								$ 10,860					$ 11,315						$ 11,208
C000255648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Fund NAV
Accumulated Value	$ 10,001	$ 10,000										$ 9,933			$ 10,284					$ 10,447			$ 10,648					$ 10,734			$ 10,902
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg Municipal Bond Index
Accumulated Value					10,000			10,000	10,069					10,209			10,341								10,446					9,502			10,556					10,446				9,590		11,052					10,996			9,949			9,948	10,472
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg U.S. Universal Index
Accumulated Value	10,000	10,000		$ 10,046		10,000	10,000			10,135		10,240	10,421		10,332	$ 10,389		10,069		10,637	10,352		10,710	$ 10,620		10,412		10,711	10,706		10,645	$ 10,690		10,644		10,944	$ 11,045		10,714		11,016		$ 11,449		11,070		11,382	$ 11,379		11,475	11,798		11,405	11,726
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,000								$ 10,232								$ 10,425								$ 10,444								$ 10,778					$ 11,159						$ 11,070
Bloomberg Custom Blend Muni Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg Custom Blend Muni Index
Bloomberg Municipal 3 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg Municipal 3-10 Year Index
Accumulated Value								10,000						10,124																9,647												9,685										9,946			10,288	10,544
Bloomberg Custom Blend Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg Custom Blend Benchmark
Accumulated Value								$ 10,000						$ 10,172																$ 9,661												$ 9,761										$ 10,107			$ 10,306	$ 10,705
Morningstar LSTA Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Morningstar LSTA Leveraged Loan Index
Accumulated Value							$ 10,000						$ 10,471								$ 10,999								$ 11,636							$ 12,149					$ 12,680						$ 13,059				$ 13,295			$ 13,618
JP Morgan CLOIE AAA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						JP Morgan CLOIE AAA Index
Accumulated Value						$ 10,000				$ 10,104								$ 10,493								$ 10,924								$ 11,305					$ 11,681						$ 11,980					$ 12,303			$ 12,582
Bloomberg California Municipal 0 2 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						Bloomberg California Municipal 0-2 Year Index
Accumulated Value					$ 10,000				$ 10,014								$ 10,190								$ 10,345								$ 10,503					$ 10,681						$ 10,836					$ 10,928
J P Morgan CLO High Quality Mezzanine Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																						J.P. Morgan CLO High Quality Mezzanine Index
Accumulated Value	$ 10,007	$ 10,000										$ 9,994			$ 10,327					$ 10,511			$ 10,714					$ 10,794			$ 10,980